UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York          April 29, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           76

Form 13F Information Table Value Total: $108,304,154



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE


MILBANK WINTHROP & CO.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF MARCH 31, 2003


(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)    (ITEM 5)           (ITEM 6)          (ITEM 7)         (ITEM 8)
                                                                               INVESTMENT                     VOTING AUTHORITY
                                                                               DISCRETION                         (SHARES)
                                                                         ---------------------           -------------------------
NAME                       TITLE                FAIR        SHARES OR                   SHARED
OF                         OF       CUSIP       MARKET      PRINCIPAL    SOLE   SHARED   OTHER           SOLE      SHARED    NONE
ISSUER                     CLASS    NUMBER      VALUE       AMOUNT       (A)     (B)     (C)     MGR     (A)         (B)      (C)
----------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                 COMMON   88579Y101   1,609,121    12,375      X                                12,375     0        0
ABBOTT LABS                COMMON   002824100     211,857     5,633      X                                 5,633     0        0
ADVANCED VIRAL RESH C      COMMON   007928104         920    10,700      X                                10,700     0        0
AEGON N V - ORD AMER       COMMON   007924103      81,238    11,190      X                                11,190     0        0
AFLAC INC                  COMMON   001055102   3,541,781   110,508      X                               110,508     0        0
ALTRIA GROUP INC COM       COMMON   02209S103   1,917,170    63,991      X                                63,991     0        0
AMERICAN EXPRESS CO        COMMON   025816109   3,797,391   114,276      X                               114,276     0        0
AMERICAN INTL GROUP I      COMMON   026874107   2,017,263    40,794      X                                40,794     0        0
AOL TIME WARNER            COMMON   00184A105   1,900,500   175,000      X                               175,000     0        0
AT & T WIRELESS            COMMON   00209A106     159,146    24,113      X                                24,113     0        0
AT&T CORP COM NEW          COMMON   001957505     210,506    12,994      X                                12,994     0        0
BANKRATE, INC              COMMON   06646V108     100,980    22,000      X                                22,000     0        0
BELLSOUTH CORP             COMMON   079860102   1,599,593    73,816      X                                73,816     0        0
BELO CORPORATION           COMMON   080555105   1,722,100    85,000      X                                85,000     0        0
BERKSHIRE HATHAWAY IN      COMMON   084670108     829,400        13      X                                    13     0        0
BP AMOCO ADS               COMMON   055622104   1,854,944    48,068      X                                48,068     0        0
BRIGGS & STRATTON COR      COMMON   109043109     394,614    10,160      X                                10,160     0        0
BRISTOL MYERS SQUIBB       COMMON   110122108   1,578,157    74,688      X                                74,688     0        0
CARNIVAL CORP CL A         COMMON   143658102   2,543,605   105,500      X                               105,500     0        0
CATERPILLAR INC            COMMON   149123101     240,883     4,896      X                                 4,896     0        0
CHEVRONTEXACO CORPORA      COMMON   166764100     982,033    15,190      X                                15,190     0        0
CHUBB CORP                 COMMON   171232101   2,252,786    50,830      X                                50,830     0        0
CISCO SYS INC              COMMON   17275R102     194,596    14,992      X                                14,992     0        0
CITIGROUP INC.             COMMON   172967101   4,184,710   121,472      X                               121,472     0        0
COCA COLA CO               COMMON   191216100   1,224,803    30,257      X                                30,257     0        0
COMCAST CORP NEW COM       COMMON   20030N101     565,882    19,793      X                                19,793     0        0
DEERE & CO                 COMMON   244199105   1,091,428    27,800      X                                27,800     0        0
DISNEY WALT PRODTNS        COMMON   254687106     234,910    13,802      X                                13,802     0        0
DOVER CORP                 COMMON   260003108   2,044,168    84,400      X                                84,400     0        0
DU PONT E I DE NEMOUR      COMMON   263534109     254,455     6,548      X                                 6,548     0        0
EMERSON ELEC CO            COMMON   291011104     284,526     6,274      X                                 6,274     0        0
EXXON MOBIL CORPORATI      COMMON   30231G102   8,100,327   231,769      X                               231,769     0        0
FEDERAL HOME LOAN MTG      COMMON   313400301   1,725,750    32,500      X                                32,500     0        0
FEDERAL NAT MORTGAGE       COMMON   313586109   1,653,355    25,300      X                                25,300     0        0
GANNETT INC DEL            COMMON   364730101     231,644     3,289      X                                 3,289     0        0
GENERAL ELECTRIC COMP      COMMON   369604103   3,824,771   149,991      X                               149,991     0        0
GILLETTE CO                COMMON   375766102     499,217    16,135      X                                16,135     0        0
INTEL CORP                 COMMON   458140100     328,026    20,149      X                                20,149     0        0
INTERNATIONAL BUSINES      COMMON   459200101     493,246     6,289      X                                 6,289     0        0
INTERPUBLIC GROUP COS      COMMON   460690100     471,054    50,651      X                                50,651     0        0
JEFFERSON PILOT CORP       COMMON   475070108     230,880     6,000      X                                 6,000     0        0
JOHNSON & JOHNSON          COMMON   478160104   2,894,310    50,014      X                                50,014     0        0
LEHMAN BROS HLDGS INC      COMMON   524908100     438,900     7,600      X                                 7,600     0        0
LIBERTY MEDIA CORP SE      COMMON   530718105   2,586,302   265,807      X                               265,807     0        0
MCGRAW HILL INC            COMMON   580645109     213,632     3,843      X                                 3,843     0        0
MEDIA GENERAL INC. CL      COMMON   584404107   4,072,148    82,700      X                                82,700     0        0
MELLON FINL CORP           COMMON   58551A108     257,884    12,130      X                                12,130     0        0
MEMBERWORKS INC            COMMON   586002107     833,992    40,270      X                                40,270     0        0
MERCK & CO                 COMMON   589331107   3,841,447    70,125      X                                70,125     0        0
MICROSOFT CORP             COMMON   594918104     501,147    20,700      X                                20,700     0        0
MOTOROLA INC               COMMON   620076109     163,573    19,803      X                                19,803     0        0
NESTLE SA SPONSORED A      COMMON   641069406     282,036     5,700      X                                 5,700     0        0
NORTHERN TRUST CORP        COMMON   665859104     945,594    31,054      X                                31,054     0        0
NUI HLDG CO                COMMON   629431107     287,722    19,707      X                                19,707     0        0
ORACLE CORP                COMMON   68389X105     745,630    68,728      X                                68,728     0        0
PEPSICO INC                COMMON   713448108     281,200     7,030      X                                 7,030     0        0
PFIZER INC                 COMMON   717081103   1,975,295    63,392      X                                63,392     0        0
PHARMACIA CORP             COMMON   71713U102     337,220     7,788      X                                 7,788     0        0
POTASH CORP SASK INC       COMMON   73755L107   3,287,760    53,200      X                                53,200     0        0
PROCTER & GAMBLE CO        COMMON   742718109   3,596,017    40,382      X                                40,382     0        0
PROVIDIAN FINL CORP        COMMON   74406A102     133,168    20,300      X                                20,300     0        0
QUALCOMM INC               COMMON   747525103     418,320    11,620      X                                11,620     0        0
REGIS CORP MINN            COMMON   758932107   6,177,057   247,975      X                               247,975     0        0
ROYAL DUTCH PETRO-NY       COMMON   780257804   1,987,459    48,772      X                                48,772     0        0
SCHLUMBERGER               COMMON   806857108     938,771    24,698      X                                24,698     0        0
SIGMA ALDRICH CORP         COMMON   826552101   3,399,036    76,400      X                                76,400     0        0
TYCO INTL LTD NEW          COMMON   902124106   1,636,744   127,274      X                               127,274     0        0
U S BANCORP                COMMON   902973304     522,956    27,553      X                                27,553     0        0
VERIZON COMMUNICATION      COMMON   92343V104     378,033    10,694      X                                10,694     0        0
VIACOM INC CL B            COMMON   925524308   3,676,359   100,667      X                               100,667     0        0
VODAFONE GROUP PLC         COMMON   92857W100     744,615    40,868      X                                40,868     0        0
WACHOVIA GROUP             COMMON   929903102     521,271    15,300      X                                15,300     0        0
WELLS FARGO NEW            COMMON   949746101   1,105,584    24,574      X                                24,574     0        0
WILMINGTON TR CORP         COMMON   971807102   1,776,420    63,900      X                                63,900     0        0
WORLD ACCESS INC           COMMON   98141A101          26    26,105      X                                26,105     0        0
ZEMEX CDA CORP             COMMON   988910105     162,790    18,733      X                                18,733     0        0



00146.0001 #401160